--------------------------------------------------------------------------------
NEWPORT JAPAN OPPORTUNITIES FUND    Semiannual Report
--------------------------------------------------------------------------------

February 29, 2000

                                 [COVER GRAPHIC]

President's Message

Dear Shareholder:

We are pleased to present the semiannual report for Newport Japan Opportunities Fund. This report covers the six-months ended February 29, 2000.

The Japanese stock market continued to advance during the period. The Morgan Stanley Capital International (MSCI) Japan Index, a broad measure of Japanese stock market performance, returned 14.17%. Although it gave back some of its gains in the first two months of 2000, the environment for Japanese stocks remains favorable. Corporate profits are up and Japanese companies have begun to demonstrate an enthusiasm for western-style restructuring. At the same time, the Japanese government has continued to take steps to encourage economic growth.

In this environment, Newport Japan Opportunities Fund added another period of strong investment performance to its impressive three-year track record. The Fund ranks in the top quartile of its Lipper peer group for the three-year period ended February 29, 2000(1). With more than 20 years of experience, Newport Fund Management has established itself as a leader in Asian and Pacific markets. Shareholders have not only benefited from the favorable environment, but also from the seasoned investment talents of Newport fund managers.

The following report provides more specifics about the Fund's performance and the strategies that contributed to its strong performance. As always, thank you for the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
April 11, 2000

(1) Lipper, Inc., a widely respected data provider for the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The Fund's Class A shares ranked in the second quartile for one year (ranked 14 out of 47 funds) and in the first quartile for three years (ranked 7 out of 27 funds). Rankings do not include any sales charges. Performance of different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

Because market and economic conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

------------------------------
Not FDIC     May Lose Value
Insured      No Bank Guarantee
------------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o Government spending and Central Bank monetary policy supported economic recovery

      Three consecutive spending packages and low interest rates have pumped liquidity into the Japanese economy.

o     Beginning signs of a consumer comeback

      Japanese consumers have opened their wallets, buying electronic products and shopping at specialty retailers.

o     Corporate restructuring boosted shareholder value

      High quality companies have restructured to become more profitable. Now a broad range of companies are following their lead.

o     Stock selection pushed performance past index

      An emphasis on small companies and technology-related stocks helped the Fund outperform the MSCI Japan Index during the reporting period.

        Newport Japan Opportunities Fund Performance vs. MSCI Japan Index
                                9/1/99 - 2/29/00

Newport Japan
Opportunities Fund
Class A shares
without sales charge                                         MSCI Japan Index
--------------------                                         ----------------
      33.82%                                                      14.17%

The Morgan Stanley Capital International Japan Index (MSCI Japan) is an unmanaged index that tracks the performance of Japanese stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

Past performance cannot guarantee future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. Performance results assume reinvestment of distributions.

Net asset value per share
on 2/29/00

Class A                $24.05
---------------------------------------
Class B                $23.40
---------------------------------------
Class C                $23.39
---------------------------------------
Class Z                $24.24
---------------------------------------

Net asset value per share
on 8/31/99

Class A                $18.54
---------------------------------------
Class B                $18.11
---------------------------------------
Class C                $18.10
---------------------------------------
Class Z                $18.70
---------------------------------------

Distributions declared per
share from 9/1/99 to 2/29/00

Class A                $0.696
---------------------------------------
Class B                $0.654
---------------------------------------
Class C                $0.654
---------------------------------------
Class Z                $0.710
---------------------------------------

--------------------------------------------------------------------------------
Portfolio Manager's Report
--------------------------------------------------------------------------------

Top Five Sector Breakdowns
2/29/00 vs. 8/31/99

                   Fund as of 2/29/00           Fund as of 8/31/99
                   ------------------           ------------------

Technology              25.15%                        11.93%

Info Tech               16.23%                         6.74%

Finl Services           10.02%                         8.68%

Cons/Bus Serv            9.57%                         6.14%

Software                 8.90%                         5.55%

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same sector breakdown in the future.

BOUGHT
--------------------------------------------------------------------------------

Oracle Corp. Japan
(4.0% of net assets)

The Japanese subsidiary of U.S.-based Oracle, the firm dominates the database software market in Japan.

The Fund delivered attractive gains for the period

Newport Japan Opportunities Fund returned 33.82% for the past six months, based on Class A shares without a sales charge. An emphasis on small companies and technology-related stocks helped the Fund outperform the MSCI Japan Index, a broad-based measure of the Japanese stock market, which gained 14.17% over the same period.

"New Japan" companies led market's gains

As the Japanese economy makes headway toward economic recovery, we focused our investments on new, technology-related companies such as Softbank (8.9% of net assets), NTT (0.6% of net assets) and Oracle (4.0% of net assets), which have led the way in this recovery. These companies have openly embraced western-style organization, management and emphasis on creating value for shareholders. We also invested in selected old-line companies that have taken notice of the stock market value accorded these new firms. The Fund owns Fujitsu Support & Service (2.6% of net assets), for example, a technology company that has taken steps to deemphasize its cyclical d-RAM product line to focus on faster-growing computer, computer servicing and software business, where growth is more consistent and profit margins have been more attractive.

Japan's long-standing "paternal" employment policies have been among the casualties of restructuring. However, as they have been dismantled, new opportunities have been created for companies to step in and capitalize on this underlying, fundamental change in Japan's corporate culture. We sought to add companies that were taking advantage of this "New Japan," such as Drake Beam Morin (2.7% of net assets), an outplacement company with a twist: the firm assists companies that are laying off workers by retraining them and finding them a job elsewhere -- all at the expense of the company that is letting go of the workers.

The Fund concentrated on technology

More than 50% of the Fund's assets were invested in technology and technology-related sectors such as wireless communications, electronics and the Internet. These sectors are attractive because they benefit from an emphasis on technology among both businesses and consumers. In fact, despite a general reluctance to spend on traditional retail goods, Japanese consumers have spent freely on electronic items, such as computers and wireless phones. Personal computer sales rose on the order of 70% last year, and few market observers are willing to say that the segment has peaked.

--------------------------------------------------------------------------------
Portfolio Manager's Report (continued)
--------------------------------------------------------------------------------

As a result of the strong performance of the Fund's technology investments, we rebalanced the portfolio to avoid undue concentration, especially in telecommunications and Internet-related sectors, where appreciation has been the highest. We cut back on some of the portfolio's top performers, such as Softbank (8.9% of net assets), where we took profits and sold some of our investment, although we continue to like the company's future prospects.

Small companies got bigger

The small-company orientation of the Fund changed during the period as most of the small capitalization companies we had invested in grew significantly in market capitalization, thanks to market appreciation. Our strategy is to invest in the best-quality growth companies in Japan, regardless of their size.

A positive outlook

The Japanese economy showed real signs of improvement during the period. Corporate profits have risen. Now, the only piece missing is the Japanese consumer, who will need to start spending in a meaningful way to sustain the economic recovery. That, plus a healthy IPO market and the introduction of 401(k) plans for Japanese workers, suggest opportunity for the Japanese stock market in the months ahead.


/s/ David Smith

David Smith is portfolio manager of Newport Japan Opportunities Fund and is a senior vice president of Newport Fund Management, Inc.

International investing offers significant long-term growth potential, but also involves special risks due to currency fluctuations, as well as political, economic and social developments. A portfolio of stocks of a single nation poses additional risks due to its limited diversification.

Top 10 Holdings as of 2/29/00

Softbank Corp.           8.9%
---------------------------------------
Sony Corp.               4.8%
---------------------------------------
Hikari Tsushin, Inc.     4.7%
---------------------------------------
Oracle Corp.             4.0%
Japan
---------------------------------------
Keyence Corp.            3.3%
---------------------------------------
Kyocera Corp.            2.9%
---------------------------------------
Drake Beam Morin         2.7%
Japan, Inc.
---------------------------------------
Orix Corp.               2.7%
---------------------------------------
Fujitsu Support          2.6%
& Services, Inc.
---------------------------------------
Matsushita               2.6%
Communication
Industrial Co.
---------------------------------------

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

SOLD
--------------------------------------------------------------------------------

Softbank Corp.

The stock of this leading global Internet company has been one of the Fund's best performers. We cut back on our holdings to keep its proportion in balance with the rest of the portfolio.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 2/29/00

Share Class            A                 B                    C               Z
Inception Date      06/03/96          06/03/96             06/03/96        06/03/96
------------------------------------------------------------------------------------
                Without    With     Without    With     Without    With     Without
                Sales     Sales     Sales     Sales     Sales     Sales     Sales
                Charge    Charge    Charge    Charge    Charge    Charge    Charge
------------------------------------------------------------------------------------
 Six-month       33.82%    26.13%    33.15%    28.15%    33.17%    32.17%    33.77%
------------------------------------------------------------------------------------
 1 Year         134.51    121.02    132.53    127.53    132.65    131.65    134.67
------------------------------------------------------------------------------------
 3 Years         39.76     37.03     38.70     38.17     38.68     38.68     40.04
------------------------------------------------------------------------------------
 Life of Fund    27.54     25.54     26.58     26.15     26.56     26.56     27.82
------------------------------------------------------------------------------------

Average Annual Total Returns as of 12/31/99

Share Class            A                    B                  C               Z
------------------------------------------------------------------------------------
                Without    With     Without    With     Without    With     Without
                Sales     Sales     Sales     Sales     Sales     Sales     Sales
                Charge    Charge    Charge    Charge    Charge    Charge    Charge
------------------------------------------------------------------------------------
 Six-month       73.04%    63.09%    72.41%    67.41%    72.34%    71.34%    73.29%
------------------------------------------------------------------------------------
 1 Year         152.09    137.60    150.44    145.44    150.34    149.34    152.99
------------------------------------------------------------------------------------
 3 Years         41.95     39.18     40.90     40.40     40.93     40.93     42.34
------------------------------------------------------------------------------------
 Life of Fund    31.50     29.34     30.53     30.10     30.51     30.51     31.84
------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the maximum contingent deferred sales charge of 5% for one year and 3% for the three year and life of Fund for Class B shares and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands)

COMMON STOCKS - 87.3%                          Shares         Value
------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 7.3%

Depository Institutions - 1.5%
Suruga Bank, Ltd.                                  90       $ 1,495
                                                          ---------
Financial Services - 1.0%
Aeon Credit Service Co., Ltd.                      18         1,005
                                                          ---------
Nondepository Credit Institutions - 4.8%
Acom Co., Ltd.                                     10         1,059
Aiful Corp.                                         6         1,343
Shohkoh Fund                                        4           824
Takefuji Corp.                                     11         1,433
                                                          ---------
                                                              4,659
                                                          ---------
------------------------------------------------------------------------
MANUFACTURING - 35.1%
Chemicals & Allied Products - 1.4%
Takeda Chemical Industries Ltd.                    25         1,407
                                                          ---------
Communications Equipment - 7.4%
Matsushita Communication Industrial Co.            15         2,533
Sony Corp.                                         16         4,720
                                                          ---------
                                                              7,253
                                                          ---------
Electrical Industrial Equipment - 2.4%
Nidec Corp.                                         7         1,322
Sodick Co., Ltd. (a)                              160         1,009
                                                          ---------
                                                              2,331
                                                          ---------
Electronic & Electrical Equipment - 1.8%
Yamaichi Electronics Co., Ltd.                     30           776
Yokowo Co., Ltd.                                   34           963
                                                          ---------
                                                              1,739
                                                          ---------
Electronic Components - 7.5%
Kyocera Corp.                                      17         2,873
Murata Manufacturing Co., Ltd.                     13         2,469
Rohm Co., Ltd.                                      6         1,942
                                                          ---------
                                                              7,284
                                                          ---------
Food & Kindred Products - 1.3%
Ito En Ltd.                                        13         1,239
                                                          ---------
Machinery & Computer Equipment - 6.0%
Canon, Inc.                                        61         2,531
Fujitsu Ltd.                                       51         1,690
Union Tool                                         11         1,628
                                                          ---------
                                                              5,849
                                                          ---------
Measuring & Analyzing Instruments - 5.3%
Keyence Corp.                                      10         3,260
Ricoh Co., Ltd.                                    60         1,074
Terumo Corp.                                       33           857
                                                          ---------
                                                              5,191
                                                          ---------
Miscellaneous Manufacturing - 2.0%
Secom Co., Ltd.                                    22         1,965
                                                          ---------
------------------------------------------------------------------------
RETAIL TRADE - 7.6%
Food Stores - 1.5%
C Two-Network Co., Ltd. (a)                         8         1,482
                                                          ---------
General Merchandise Stores - 3.9%
Don Quijote Co., Ltd.                               5           726
Ryohin Keikaku Co., Ltd.                           10         1,575
Seven-Eleven Japan Co., Ltd.                       15         1,506
                                                          ---------
                                                              3,807
                                                          ---------
Home Furnishings & Equipment - 1.1%
Yamada Denki Co.                                   13         1,075
                                                          ---------
Miscellaneous Retail - 1.1%
Matsumotokiyoshi Co.                               15         1,106
                                                          ---------
------------------------------------------------------------------------
SERVICES - 19.2%
Amusement & Recreation - 1.5%
People Co., Ltd.                                   17         1,468
                                                          ---------
Auto Repair, Rental & Parking - 1.0%
Park 24 Co., Ltd.                                  11           975
                                                          ---------
Business Services - 4.9%
Dodwell B.M.S. Ltd.                                15           796
Oracle Corp. Japan                                  5         3,937
                                                          ---------
                                                              4,733
                                                          ---------
Computer Related Services - 6.7%
Bellsystem 24, Inc.                                 2         1,402
Fujitsu Support & Services, Inc.                    4         2,560
Orix Corp.                                         15         2,587
                                                          ---------
                                                              6,549
                                                          ---------
Computer Software - 1.7%
Fuji Soft ABC, Inc.                                12           831
Nihon Unisys Ltd.                                  30           817
                                                          ---------
                                                              1,648
                                                          ---------
Health Services - 0.7%
Fancl Corp.                                         3           705
                                                          ---------
Personal Services - 2.7%
Drake Beam Morin Japan, Inc.                        7         2,605
                                                          ---------
------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 9.2%
Communications - 5.8%
DDI Corp.                                         (b)         1,111
Hikari Tsushin, Inc.                                2         4,554
                                                          ---------
                                                              5,665
                                                          ---------
Motor Freight & Warehousing - 0.9%
Aucnet, Inc.                                       17           824
                                                          ---------
Sanitary Services - 0.9%
Sanix, Inc.                                         9           899
                                                          ---------
Telecommunications - 1.6%
NTT Data Communications Systems Co.               (b)           542
Nippon Telegraph & Telephone Corp.                (b)         1,035
                                                          ---------
                                                              1,577
                                                          ---------

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands)

COMMON STOCKS (continued)                      Shares         Value
------------------------------------------------------------------------
WHOLESALE TRADE - 8.9%
Durable Goods
Softbank Corp.                                      6      $  8,715
                                                          ---------
Total Common Stocks
   (cost of $45,953)(c)                                      85,250
                                                          ---------

SHORT-TERM OBLIGATIONS - 21.8%                 Par
------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 02/29/00, due 03/01/00 at 5.770%, collateralized
  by U.S. Treasury bonds and/or notes with various
  maturities to 2021, market value $11,109
  (repurchase proceeds $12,353)              $12,351         12,351

Student Loan Marketing Association,
   5.720% 03/01/2000(d)                        8,954          8,954
                                                          ---------

TOTAL SHORT-TERM OBLIGATIONS                                 21,305
                                                          ---------

OTHER ASSETS & LIABILITIES, NET - (9.1)%                     (8,956)
------------------------------------------------------------------------

NET ASSETS - 100.0%                                        $ 97,599
                                                          ---------

Notes To Investment Portfolio:
------------------------------------------------------------------------

(a)   Non-income producing.
(b)   Rounds to less than one.
(c)   Cost for federal income tax purposes is the same.
(d)   Rate represents yield at date of purchase.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $45,953)                         $  85,250
Short-term obligations                                         21,305
                                                            ---------
                                                              106,555
Cash including foreign currencies
   (cost $656)                              $   651
Receivable for:
   Fund shares sold                             952
   Investments sold                              72
   Expense reimbursement due from
     Advisor/Administrator                       24
   Dividends                                     15
   Interest                                       2
Other                                             3             1,719
                                            -------         ---------
     Total Assets                                             108,274

Liabilities
Payable due to custodian bank                 8,953
Payable for:
   Fund shares repurchased                    1,571
   Distributions                                  4
Accrued:
   Management fee                                83
   Administration fee                            22
   Transfer agent fee                            21
   Bookkeeping fee                                4
   Distribution fee - Class B                     3
   Distribution fee - Class C                     1
   Deferred Trustees fees                         1
Other                                            12
                                            -------
        Total Liabilities                                      10,675
                                                            ---------
Net Assets                                                  $  97,599
                                                            =========
Net asset value & redemption price per share -
   Class A ($34,317/1,426)                                  $   24.05 (a)
                                                            =========
Maximum offering price per share -
   Class A ($24.05/0.9425)                                  $   25.52 (b)
                                                            =========
Net asset value & offering price per share -
   Class B ($44,856/1,917)                                  $   23.40 (a)
                                                            =========
Net asset value & offering price per share -
   Class C ($17,522/749)                                    $   23.39 (a)
                                                            =========
Net asset value, offering & redemption price
   per share - Class Z ($904/37)                            $   24.24
                                                            =========
Composition of Net Assets
Capital paid in                                             $  64,012
Overdistributed net investment income                          (3,334)
Accumulated net realized loss                                  (2,371)
Net unrealized appreciation (depreciation) on:
   Investments                                                 39,297
   Foreign currency transactions                                   (5)
                                                            ---------
                                                            $  97,599
                                                            =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended February 29, 2000 (Unaudited)
(In thousands)

Investment Income
Interest                                                    $     292
Dividends                                                          52
                                                            ---------
   Total Investment Income (net of nonreclaimable
   foreign taxes withheld at source which
   amounted to $7)                                                344
Expenses
Management fee                                  $   365
Administration fee                                   96
Service fee - Class A, Class B, Class C              93
Distribution fee - Class B                          123
Distribution fee - Class C                           55
Transfer agent fee                                   96
Bookkeeping fee                                      18
Trustees fee                                          4
Audit fee                                            12
Legal fee                                             2
Custodian fee                                         5
Registration fee                                     21
Reports to shareholders                               3
Other                                                 3           896
                                                -------     ---------
     Net Investment Loss                                         (552)
                                                            ---------
Net Realized and Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
   Investments                                        8
   Foreign currency transactions                   (391)
                                                -------
     Net Realized Loss                                           (383)
Net change in unrealized appreciation /depreciation
   during the period on:
   Investments                                   21,001
   Foreign currency transactions                    (16)
                                                -------
     Net Change in Unrealized
      Appreciation/Depreciation                                20,985
                                                            ---------
     Net Gain                                                  20,602
                                                            ---------
Increase in Net Assets from Operations                      $  20,050
                                                            =========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         (Unaudited)
                                                         Six months      Year
                                                            ended        ended
                                                         February 29   August 31
                                                         -----------   ---------
Increase (Decrease) in Net Assets                           2000         1999
--------------------------------------------------------------------------------
Operations:
Net investment loss                                      $   (552)     $   (309)
Net realized loss                                            (383)         (141)
Net change in unrealized appreciation/
 depreciation                                              20,985        18,497
                                                         --------      --------
   Net Increase from Operations                            20,050        18,047
                                                         --------      --------
Distributions:
From net investment income - Class A                         (803)           --
From net investment income - Class B                         (990)           --
From net investment income - Class C                         (463)           --
From net investment income - Class Z                         (113)           --
                                                         --------      --------
                                                           (2,369)       18,047
                                                         --------      --------
Fund Share Transactions:
Receipts for shares sold - Class A                         40,046        10,643
Value of distributions reinvested - Class A                   749            --
Cost of shares repurchased - Class A                      (29,765)       (1,831)
                                                         --------      --------
                                                           11,030         8,812
                                                         --------      --------
Receipts for shares sold - Class B                         22,360        10,907
Value of distributions reinvested - Class B                   902            --
Cost of shares repurchased - Class B                       (7,275)       (4,074)
                                                         --------      --------
                                                           15,987         6,833
                                                         --------      --------
Receipts for shares sold - Class C                         11,943         4,835
Value of distributions reinvested - Class C                   433            --
Cost of shares repurchased - Class C                       (6,278)       (1,140)
                                                         --------      --------
                                                            6,098         3,695
                                                         --------      --------
Receipts for shares sold - Class Z                             76            39
Value of distributions reinvested - Class Z                   103            --
Cost of shares repurchased - Class Z                       (2,938)          (85)
                                                         --------      --------
                                                           (2,759)          (46)
                                                         --------      --------
Net Increase from Fund Share Transactions                  30,356        19,294
                                                         --------      --------
   Total Increase                                          48,037        37,341

Net Assets
Beginning of period                                        49,562        12,221
                                                         --------      --------
End of period (net of overdistributed net
 investment income and including
 accumulated net investment loss
 of $3,334 and $413, respectively)                       $ 97,599      $ 49,562
                                                         ========      ========

Number of Fund Shares
Sold - Class A                                              1,779           737
Issued for distributions reinvested - Class A                  34            --
Repurchased - Class A                                      (1,309)         (148)
                                                         --------      --------
                                                              504           589
                                                         --------      --------
Sold - Class B                                              1,039           806
Issued for distributions reinvested - Class B                  42            --
Repurchased - Class B                                        (342)         (336)
                                                         --------      --------
                                                              739           470
                                                         --------      --------
Sold - Class C                                                559           336
Issued for distributions reinvested - Class C                  20            --
Repurchased - Class C                                        (281)         (104)
                                                         --------      --------
                                                              298           232
                                                         --------      --------
Sold - Class Z                                                  3             3
Issued for distributions reinvested - Class Z                   5            --
Repurchased - Class Z                                        (130)          (10)
                                                         --------      --------
                                                             (122)           (7)
                                                         --------      --------

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Newport Japan Opportunities Fund (the Fund), a series of Liberty Funds Trust II, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of Japanese companies. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                               Converts to
         Original purchase                    Class A shares
      --------------------                    --------------
      Less than $250,000                          8 years
      $250,000 to less than $500,000              4 years
      $500,000 to less than $1,000,000            3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of the contracts with similar maturities.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Deferred organization expenses

The Fund incurred $1,000 of expenses in connection with its organization. These expenses were deferred and are being amortized on a straight-line basis over five years.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 3. Fees and Compensation Paid to Affiliates

Management fee

Newport Fund Management, Inc. (the Advisor), is the investment Advisor of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average net assets.

Administration fee

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

Transfer agent fee

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended February 29, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $54,145 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $200, $55,530 and $25,375 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits

The Advisor/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.75% annually of the Fund's average net assets.

For the six months ended February 29, 2000, the Fund's operating expenses, as defined above, did not exceed the 1.75% expense limit.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 4. Portfolio Information

Investment activity

During the six months ended February 29, 2000, purchases and sales of investments, other than short-term obligations, were $34,369,139 and $3,524,093, respectively.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)

Unrealized appreciation (depreciation) at February 29, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

       Gross unrealized appreciation      $  42,595,725
       Gross unrealized depreciation         (3,298,461)
                                          -------------
         Net unrealized appreciation      $  39,297,264
                                          =============

Capital loss carryforwards

At August 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of            Capital Loss
              Expiration           Carryforward
              ----------           ------------
                 2006               $   68,000
                 2007                1,778,000
                                    ----------
                                    $1,846,000
                                    ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund may borrow up to 33 1/3% of its assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended February 29, 2000.

Note 6. Other Related Party Transactions

At February 29, 2000, the Fund had one shareholder, Liberty Financial Companies, Inc., who owned greater than 5% of the Fund's shares outstanding.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    (Unaudited)
                                                          Six months ended February 29, 2000
                                                 -------------------------------------------------
                                                 Class A       Class B       Class C       Class Z
--------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period            $18.540       $18.110       $18.100       $18.700
                                                 -------       -------       -------       -------
Income from Investment Operations:
Net investment loss (a)                           (0.108)       (0.188)       (0.188)       (0.080)
Net realized and unrealized gain                   6.314         6.132         6.132         6.330
                                                 -------       -------       -------       -------
     Total from Investment Operations              6.206         5.944         5.944         6.250
                                                 -------       -------       -------       -------
Less Distributions Declared to Shareholders:
From net investment income                        (0.696)       (0.654)       (0.654)       (0.710)
                                                 -------       -------       -------       -------
Net Asset Value - End of Period                  $24.050       $23.400       $23.390       $24.240
                                                 =======       =======       =======       =======
Total return (b) (c)                               33.82%        33.15%        33.17%        33.77%
                                                 =======       =======       =======       =======
Ratios to Average Net Assets
Expenses (d) (e)                                    1.88%         2.63%         2.63%         1.63%
Net investment loss (d) (e)                        (0.98)%       (1.73)%       (1.73)%       (0.73)%
Portfolio turnover  (c)                                5%            5%            5%            5%
Net assets at end of period (000)                $34,317       $44,856       $17,522          $904

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)   Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)   Annualized.

                                                                               Year ended August 31, 1999
                                                                     -------------------------------------------
                                                                     Class A     Class B     Class C     Class Z
----------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                $ 8.660     $ 8.520     $ 8.510     $ 8.710
                                                                     -------     -------     -------     -------
Income from Investment Operations:
Net investment loss (a) (b)                                           (0.128)     (0.219)     (0.221)     (0.096)
Net realized and unrealized gain                                      10.008       9.809       9.811      10.086
                                                                     -------     -------     -------     -------
     Total from Investment Operations                                  9.880       9.590       9.590       9.990
                                                                     -------     -------     -------     -------
Net Asset Value - End of Period                                      $18.540     $18.110     $18.100     $18.700
                                                                     =======     =======     =======     =======
Total return (c) (d)                                                  114.09%     112.56%     112.69%     114.70%
                                                                     =======     =======     =======     =======
Ratios to Average Net Assets
Expenses (e)                                                            2.00%       2.75%       2.75%       1.75%
Net investment loss (e)                                                (1.03)%     (1.78)%     (1.78)%     (0.78)%
Fees and expenses waived or borne by the Advisor/Administrator (e)      0.46%       0.46%       0.46%       0.46%
Portfolio turnover                                                        27%         27%         27%         27%
Net assets at end of period (000)                                    $17,091     $21,333     $ 8,167     $ 2,971
(a)   Net of fees and expenses waived or borne by the
      Advisor/Administrator which amounted to:                       $ 0.057     $ 0.057     $ 0.057     $ 0.057

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                               Year ended August 31, 1998
                                                                    -----------------------------------------------
                                                                     Class A      Class B      Class C      Class Z
-------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                               $ 10.050     $  9.950     $  9.940     $ 10.070
                                                                    --------     --------     --------     --------
Income from Investment Operations:
Net investment loss (a) (b)                                           (0.103)      (0.172)      (0.172)      (0.080)
Net realized and unrealized loss                                      (1.265)      (1.236)      (1.236)      (1.258)
                                                                    --------     --------     --------     --------
     Total from Investment Operations                                 (1.368)      (1.408)      (1.408)      (1.338)
                                                                    --------     --------     --------     --------
Less Distributions Declared to Shareholders:
From net realized gains                                               (0.022)      (0.022)      (0.022)      (0.022)
                                                                    --------     --------     --------     --------
Net Asset Value - End of Period                                     $  8.660     $  8.520     $  8.510     $  8.710
                                                                    ========     ========     ========     ========
Total return (c) (d)                                                  (13.62)%     (14.16)%     (14.18)%     (13.30)%
                                                                    ========     ========     ========     ========
Ratios to Average Net Assets
Expenses (e)                                                            2.00%        2.75%        2.75%        1.75%
Net investment loss (e)                                                (1.12)%      (1.87)%      (1.87)%      (0.87)%
Fees and expenses waived or borne by the Advisor/Administator (e)       0.72%        0.72%        0.72%
                                                                                                               0.72%
Portfolio turnover                                                        24%          24%          24%          24%
Net assets at end of period (000)                                   $  2,887     $  6,028     $  1,862     $  1,444

(a)   Net of fees and expenses waived or borne by the
      Advisor/Administrator which amounted to:                      $  0.066     $  0.066     $  0.066     $  0.066

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                                  Year ended August 31, 1997
                                                                     -----------------------------------------------
                                                                      Class A      Class B     Class C (c)   Class Z
--------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                $  9.710     $  9.690     $  9.690     $  9.720
                                                                     --------     --------     --------     --------
Income from Investment Operations:
Net investment loss (a) (b)                                            (0.094)      (0.170)      (0.170)      (0.069)
Net realized and unrealized gain                                        0.434        0.430        0.420        0.419
                                                                     --------     --------     --------     --------
     Total from Investment Operations                                   0.340        0.260        0.250        0.350
                                                                     --------     --------     --------     --------
Net Asset Value - End of Period                                      $ 10.050     $  9.950     $  9.940     $ 10.070
                                                                     ========     ========     ========     ========
Total return (d) (e)                                                     3.50%        2.68%        2.58%        3.60%
                                                                     ========     ========     ========     ========
Ratios to Average Net Assets
Expenses (f)                                                             2.00%        2.75%        2.75%        1.75%
Net investment loss (f)                                                 (0.93)%      (1.68)%      (1.68)%
                                                                                                               (0.68)%
Fees and expenses waived or borne by the Advisor/Administrator (f)       1.79%        1.79%        1.79%
                                                                                                                1.79%
Portfolio turnover                                                         20%          20%          20%          20%
Net assets at end of period (000)                                    $  4,073     $  6,275     $  3,001     $  1,488
(a)   Net of fees and expenses waived or borne by the
      Advisor/Administrator which amounted to:                       $  0.180     $  0.180     $  0.180     $  0.180

(b) Per share data was calculated using average shares outstanding during the period.
(c)   Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                  Period ended August 31, 1996 (c)
                                                                         -----------------------------------------------
                                                                          Class A      Class B      Class C      Class Z
------------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                    $ 10.000     $ 10.000     $ 10.000     $ 10.000
                                                                         --------     --------     --------     --------
Income from Investment Operations:
Net investment loss (a) (b)                                                (0.016)      (0.034)      (0.034)      (0.010)
Net realized and unrealized loss                                           (0.274)      (0.276)      (0.276)      (0.270)
                                                                         --------     --------     --------     --------
     Total from Investment Operations                                      (0.290)      (0.310)      (0.310)      (0.280)
                                                                         --------     --------     --------     --------
Net Asset Value - End of Period                                          $  9.710     $  9.690     $  9.690     $  9.720
                                                                         ========     ========     ========     ========
Total return (d) (e) (f)                                                    (2.90)%      (3.10)%      (3.10)%      (2.80)%
                                                                         ========     ========     ========     ========
Ratios to Average Net Assets
Expenses (g) (h)                                                             2.00%        2.75%        2.75%        1.75%
Net investment loss (g) (h)                                                 (0.66)%      (1.41)%      (1.41)%      (0.41)%
Fees and expenses waived or borne by the Advisor/Administrator (g) (h)       9.13%        9.13%        9.13%        9.13%
Portfolio turnover                                                             --           --           --           --
Net assets at end of period (000)                                        $  1,066     $  1,197     $    472     $  1,214
(a)   Net of fees and expenses waived or borne by the
      Advisor/Administrator which amounted to:                           $  0.230     $  0.230     $  0.230     $  0.230

(b) Per share data was calculated using average shares outstanding during the period.
(c)   The Fund commenced investment operations on June 3, 1996.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)   Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)   Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

--------------------------------------------------------------------------------
Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
Important Information About This Report

The Transfer Agent for Newport Japan Opportunities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Newport Japan Opportunities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Semiannual Report:
Newport Japan Opportunities Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

LIBERTY
--------
    FUNDS

ALL-STAR   Institutional money management approach for individual investors.

COLONIAL   Fixed income and value style equity investing.

CRABBE     A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT    A leader in international investing.(SM)

STEIN ROE  Solutions for growth and income investing.
ADVISOR

KEYPORT    A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
NEWPORT JAPAN OPPORTUNITIES FUND      Semiannual Report
--------------------------------------------------------------------------------

[LOGO] LIBERTY
---------------
          FUNDS

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C) 2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

                                                  734-03/675A-0300 (4/00) 00/538